INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The Company’s effective tax rates for the three and six months ended June 30, 2023 and 2022 are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Loss before income taxes	(27,133)	(144,324)	(119,089)	(154,023)
Income tax expense	5,006	19,725	11,673	19,539
Effective tax rate	(18.4)%	(13.7)%	(9.8)%	(12.7)%